Business Segment Information (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Business segment information
Net revenue		¥ 4,246.2	¥ 4,364.5	¥ 3,863.4
Operating expenses		2,695.2	2,701.1	2,400.0
Operating profit (loss)		1,551.0	1,663.4	1,463.4
BTMU and MUTB [Member]
Business segment information
Net revenue		2,396.0	2,482.1	2,294.4
Net interest income		1,326.5	1,408.6	1,315.5
Net fees		693.7	697.9	646.1
Other		375.8	375.6	332.8
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	1,850.2	1,882.4	1,569.0
Japanese Corporate Business In Overseas [Member]
Business segment information
Net revenue		178.9	199.2	172.2
Operating expenses		152.9	145.4	120.1
Operating profit (loss)		26.0	53.8	52.1
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	[2]	3,615.7	3,710.0	3,267.4
Operating expenses	[2]	2,340.6	2,310.2	2,051.3
Operating profit (loss)	[2]	1,275.1	1,399.8	1,216.1
Business Segment [Member] | Customer Business [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	1,825.5	1,944.7	1,844.7
Net interest income	[2]	884.8	958.2	974.0
Net fees	[2]	791.2	811.5	719.4
Other	[2]	149.5	175.0	151.3
Business Segment [Member] | Customer Business [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	1,790.2	1,765.3	1,422.7
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		1,259.2	1,299.4	1,283.6
Operating expenses		972.6	958.8	952.2
Operating profit (loss)		286.6	340.6	331.4
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		534.9	577.5	573.7
Net interest income		355.7	374.9	403.5
Net fees		171.8	190.7	161.9
Other		7.4	11.9	8.3
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	724.3	721.9	709.9
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue	[2]	1,090.1	1,148.5	1,084.8
Operating expenses	[2]	603.8	599.9	564.8
Operating profit (loss)	[2]	486.3	548.6	520.0
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	872.3	946.2	897.9
Net interest income	[2]	366.7	404.9	407.6
Net fees	[2]	387.8	393.3	353.8
Other	[2]	117.8	148.0	136.5
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	217.8	202.3	186.9
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Business segment information
Net revenue	[2]	1,273.1	1,289.8	912.2
Operating expenses	[2]	815.1	793.7	559.0
Operating profit (loss)	[2]	458.0	496.1	353.2
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	446.9	478.2	417.9
Net interest income	[2]	207.9	233.9	210.6
Net fees	[2]	187.1	190.6	164.7
Other	[2]	51.9	53.7	42.6
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	826.2	811.6	494.3
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		172.2	171.5	159.0
Operating expenses		102.0	103.2	95.4
Operating profit (loss)		70.2	68.3	63.6
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		74.3	71.0	66.1
Net fees		74.3	71.0	66.1
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	97.9	100.5	92.9
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		636.1	664.3	605.1
Operating expenses		208.6	206.0	186.8
Operating profit (loss)		427.5	458.3	418.3
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		453.6	497.7	438.4
Net interest income		248.3	278.2	245.0
Net fees		(23.9)	(34.8)	(23.2)
Other		229.2	254.3	216.6
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	182.5	166.6	166.7
Business Segment, Other [Member]
Business segment information
Net revenue		(5.6)	(9.8)	(9.1)
Operating expenses		146.0	184.9	161.9
Operating profit (loss)		(151.6)	(194.7)	(171.0)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		116.9	39.7	11.3
Net interest income		193.4	172.2	96.5
Net fees		(73.6)	(78.8)	(50.1)
Other		(2.9)	(53.7)	(35.1)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (122.5)	¥ (49.5)	¥ (20.4)

[1]	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.
[2]	Net revenue, operating expenses, and operating profit from the overseas Japanese corporate business were ¥172.2 billion, ¥120.1 billion, and ¥52.1 billion for the fiscal year ended March 31, 2014, ¥199.2 billion, ¥145.4 billion, and ¥53.8 billion for the fiscal year ended March 31, 2015, and ¥178.9 billion, ¥152.9 billion, and ¥26.0 billion for the fiscal year ended March 31, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.